Consolidated Statements of Operations and Comprehensive Loss - Schedule of Share-Based payments (Details) - Long-Term Incentive Plan 2017 [Member]		12 Months Ended
		Dec. 31, 2024 € / shares	Dec. 31, 2024 € / shares $ / shares	Dec. 31, 2023 € / shares	Dec. 31, 2023 € / shares $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Options [Member]
Share-Based Payments [Line Items]
Options, Balance		6,584,946	6,584,946	4,985,523	4,985,523
Options, Granted		2,332,500	2,332,500	1,735,750	1,735,750
Options, Forfeited		(12,000)	(12,000)	(31,000)	(31,000)
Options, Exercised				(105,327)	(105,327)
Options, Balance		8,905,446	8,905,446	6,584,946	6,584,946
Options, Exercisable		8,129,196	8,129,196	5,577,384	5,577,384	8,129,196	5,577,384
WAEP [Member] | Top of range [member]
Share-Based Payments [Line Items]
WAEP, Balance | $ / shares	[1]		$ 2.12		$ 1.97
WAEP, Granted | $ / shares	[1]		1.78		2.58
WAEP, Forfeited | $ / shares	[1]		3.02		2.7
WAEP, Exercised | $ / shares	[1]				2.16
WAEP, Balance | $ / shares	[1]		$ 2.03		$ 2.12
WAEP, Exercisable | $ / shares	[1]					$ 2.03	$ 2.01
WAEP [Member] | Bottom of range [member]
Share-Based Payments [Line Items]
WAEP, Balance | € / shares	[1]	€ 1.92		€ 1.84
WAEP, Granted | € / shares	[1]	1.65		2.39
WAEP, Forfeited | € / shares	[1]	2.79		2.5
WAEP, Exercised | € / shares	[1]			2
WAEP, Balance | € / shares	[1]	1.95		1.92
WAEP, Exercisable | € / shares	[1]	€ 1.96	$ 1.96	€ 1.82	$ 1.82

[1]	Conversion rates used for one €: December 31,2024 $0.9626, average rate 2024 $0.9242, December 31,2023 $0.9050, average rate 2023 $0.9246